IFRS 7 Disclosures - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Parenthetical) (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance	$ 3,829		$ 2,757
U.S. [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance		$ 737		$ 1,336
Canada [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance	$ 2,154		$ 886
Japan [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance		275		53
Asia [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance		$ 224		$ 87